Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Income Taxes

During the years ended December 31, 2020, 2019 and 2018, the Company recognized income tax expense (benefit) of $6.6 million, $(30,000) and $37,000 resulting in effective tax rates of (7.2)%, (0.1)% and 0.1%, respectively. The Company’s income tax expense for the year ended December 31, 2020 differs from amounts computed by applying the U.S. federal statutory tax rate of 21% primarily due to the impact of the change in fair value of the carrying amount of the contingent consideration being recorded in the Company’s statements of operations and comprehensive income (loss). The Company’s income tax expense for the years ended December 31, 2019 and 2018 differs from amounts computed by applying the U.S. federal statutory tax rate of 21% primarily due to the flow-thru entity structure prior to the Business Combination.

Net deferred tax assets totaling $89.9 million were recorded as of June 10, 2020 in relation to the Business Combination, of which $88.1 million was recorded to other non-current liabilities to reflect the Company’s estimated liability associated with the Tax Receivable Agreement, dated June 10, 2020, by and among Nebula, the Blocker, Blocker’s sole shareholder, and Open Lending, LLC and the excess amount of $1.9 million was recorded to additional paid-in capital.

The Company’s income tax expense (benefit) attributable to operations are as follows:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Current tax expense:
Federal	$1,234	$—	$—
State	605	(30)	37
Deferred tax expense (benefit):
Federal	7,463	—	—
State	(2,729)	—	—

Income tax expense	$6,573	$(30)	$37

The components of the Company’s income tax expense are as follows:

	Year Ended December 31,
	2020		2019		2018
	(in thousands)	(rate reconciliation)	(in thousands)	(rate reconciliation)	(in thousands)	(rate reconciliation)
Income tax benefit computed at the statutory rate	$(19,102)	21.0%	$13,128	21.0%	$5,946	21.0%
State income taxes	(1,706)	1.9%	(30)	(0.1)%	37	0.1%
Income not subject to federal taxes	—	—%	(13,128)	(21.0)%	(5,946)	(21.0)%
Contingent consideration	27,706	(30.5)%	—	—%	—	—%
Other	(325)	0.4%	—	—%	—	—%

Income tax expense	$6,573	(7.2)%	$(30)	(0.1)%	$37	0.1%

The components of the Company’s deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2020	2019
	(in thousands)
Deferred tax assets
Investment in Lender’s Protection, LLC	$85,219	$—
Operating lease liability	1,394	—
Share-based compensation	37	—
Other	20	—

Deferred tax assets	$86,671	$—

Deferred tax liabilities
Operating lease asset	$(1,453)	$—

Deferred tax liabilities	$(1,453)	$—

Net deferred tax assets	$85,218	$—

As of December 31, 2020, the Company has assessed whether it is more likely than not that our deferred tax assets will be realized. In making this determination, the Company considers all available positive and negative evidence and makes certain assumptions. The Company considers, among other things, the reversal of its deferred tax liabilities, the overall business environment, its historical earnings and losses, current industry trends and its outlook for future years. The Company believes it is more-likely-than-not all deferred tax assets will be realized and has not recorded any valuation allowance as of December 31, 2020.

On March 27, 2020, the President of the United States signed into law the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), an economic stimulus package in response to the COVID-19 pandemic. The CARES Act contains several corporate income tax provisions intended to provide relief to taxpayers, most substantial of which relate to temporary net operating loss (“NOL”) carryback periods, temporary reductions in the limitation of business interest expense deductions, employee retention tax credits, and payroll tax relief, among other changes. As of December 31, 2020, the CARES Act provisions did not have a material impact on the Company’s current year provision or the consolidated financial statements.

Management of the Company has evaluated the aggregate exposure for uncertain tax positions for all open tax years and concluded that the Company and its predecessor have no material uncertain tax positions as of December 31, 2020 or for any open tax years. Tax penalties and interest are reflected in the consolidated statements of operations and comprehensive income (loss) in other expenses. The Company has not recorded any penalties or interest related to uncertain tax positions as of December 31, 2020 or for any open tax years.